Summary of Equity Compensation Plans (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,065,000
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of nonvested awards	809,000		580,000	316,000		62,000
Nonvested awards expected vesting period	2015		2014	2013	2013
Equity compensation plans approved by security holders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	6,065,000	[1]
Aggregate shares of nonvested awards	1,400,000
Nonvested awards expected vesting period	2014
Shares available for future grants	13,864,285
Equity compensation plans approved by security holders | Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of securities to be issued upon exercise of outstanding options, warrants and rights	1,400,000

[1]	Includes 1.4 million performance share awards, which will only be issued if certain performance goals are met. The weighted-average exercise price in column (b) does not take these awards into account. Does not include an aggregate of 1.4 million shares of nonvested awards which will vest over the remaining years through 2014.